Tax (Tables)	12 Months Ended
Dec. 31, 2021
Details of current and deferred taxes
Details of current and deferred taxes
in	2021	2020	2019
Current and deferred taxes (CHF million)
Switzerland	316	163	175
Foreign	485	204	531
Current income tax expense	801	367	706
Switzerland	222	450	171
Foreign	3	(16)	418
Deferred income tax expense	225	434	589
Income tax expense	1,026	801	1,295
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(63)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on debt securities	0	(6)	7
Actuarial gains/(losses)	228	(18)	99
Net prior service credit/(cost)	(23)	(33)	58
Share-based compensation and treasury shares	(4)	(4)	(5)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2021	2020	2019
Income/(loss) before taxes (CHF million)
Switzerland	257	1,770	2,985
Foreign	(857)	1,697	1,735
Income/(loss) before taxes	(600)	3,467	4,720
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(111)	693	1,038
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	370	(62)	(101)
Non-deductible amortization of other intangible assets and goodwill impairment	(300)	0	1
Other non-deductible expenses	386	254	371
Additional taxable income	15	8	7
Lower taxed income	(146)	(234)	(325)
(Income)/loss taxable to noncontrolling interests	11	18	8
Changes in tax law and rates	(33)	(6)	(28)
Changes in deferred tax valuation allowance	621	322	116
Change in recognition of outside basis difference	2	(9)	4
(Windfall tax benefits) /shortfall tax charges on share-based compensation	37	76	39
Other	174	(259)	165
Income tax expense	1,026	801	1,295
1 The statutory tax rate was 18.5% in 2021, 20% in 2020 and 22% in 2019.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2021	2020
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	844	931
Loans	485	653
Investment securities	1,257	1,347
Provisions	1,358	999
Leases	367	384
Derivatives	58	53
Real estate	258	175
Net operating loss carry-forwards	7,120	5,425
Goodwill and intangible assets	135	209
Other	171	119
Gross deferred tax assets before valuation allowance	12,053	10,295
Less valuation allowance	(6,072)	(4,465)
Gross deferred tax assets net of valuation allowance	5,981	5,830
Compensation and benefits	(973)	(666)
Loans	(305)	(352)
Investment securities	(722)	(523)
Provisions	(298)	(333)
Leases	(358)	(365)
Derivatives	(218)	(231)
Real estate	(46)	(36)
Other	(108)	(187)
Gross deferred tax liabilities	(3,028)	(2,693)
Net deferred tax assets	2,953	3,137
of which deferred tax assets	3,707	3,667
of which net operating losses	881	1,070
of which deductible temporary differences	2,826	2,597
of which deferred tax liabilities	(754)	(530)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2021	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,782
Due to expire within 6 to 10 years	9,092
Due to expire within 11 to 20 years	6,154
Amount due to expire	20,098
Amount not due to expire	19,038
Total net operating loss carry-forwards	39,136

Movements in the valuation allowance	Movements in the valuation allowance
in	2021	2020	2019
Movements (CHF million)
Balance at beginning of period	4,465	4,136	4,021
Net changes	1,607	329	115
Balance at end of period	6,072	4,465	4,136

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2021	2020	2019
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	234	264	263
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
	2021	2020	2019
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
in	2021	2020	2019
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	77

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2021	2020	2019
Current and deferred taxes (CHF million)
Switzerland	302	151	164
Foreign	472	188	518
Current income tax expense	774	339	682
Switzerland	156	367	194
Foreign	8	(9)	422
Deferred income tax expense	164	358	616
Income tax expense	938	697	1,298
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(62)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on debt securities	(4)	(6)	7
Actuarial gains/(losses)	0	(19)	4
Net prior service cost	0	1	0

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2021	2020	2019
Income/(loss) before taxes (CHF million)
Switzerland	1,659	2,477	3,259
Foreign	(1,750)	734	1,134
Income/(loss) before taxes	(91)	3,211	4,393
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(17)	642	966
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	92	(64)	(109)
Non-deductible amortization of other intangible assets and goodwill impairment	(181)	0	1
Other non-deductible expenses	369	253	368
Additional taxable income	15	8	7
Lower taxed income	(129)	(221)	(314)
(Income)/loss taxable to noncontrolling interests	12	18	8
Changes in tax law and rates	(29)	(5)	9
Changes in deferred tax valuation allowance	612	281	114
Change in recognition of outside basis difference	3	(13)	4
(Windfall tax benefits)/shortfall tax charges on share-based compensation	37	75	39
Other	154	(277)	205
Income tax expense	938	697	1,298
1 The statutory tax rate was 18.5% in 2021, 20% in 2020 and 22% in 2019.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2021	2020
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	832	916
Loans	319	342
Investment securities	1,257	1,347
Provisions	1,357	999
Leases	228	254
Derivatives	46	51
Real estate	250	168
Net operating loss carry-forwards	6,382	5,278
Goodwill and intangible assets	135	209
Other	151	107
Gross deferred tax assets before valuation allowance	10,957	9,671
Less valuation allowance	(5,338)	(4,323)
Gross deferred tax assets net of valuation allowance	5,619	5,348
Compensation and benefits	(355)	(304)
Loans	(131)	(60)
Investment securities	(722)	(523)
Provisions	(297)	(332)
Leases	(216)	(233)
Derivatives	(218)	(211)
Real estate	(38)	(36)
Other	(98)	(176)
Gross deferred tax liabilities	(2,075)	(1,875)
Net deferred tax assets	3,544	3,473
of which deferred tax assets	3,666	3,630
of which net operating losses	877	1,064
of which deductible temporary differences	2,789	2,566
of which deferred tax liabilities	(122)	(157)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2021	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,085
Due to expire within 6 to 10 years	5,150
Due to expire within 11 to 20 years	6,154
Amount due to expire	15,459
Amount not due to expire	19,025
Total net operating loss carry-forwards	34,484

Movements in the valuation allowance	Movements in the valuation allowance
in	2021	2020	2019
Movements (CHF million)
Balance at beginning of period	4,323	4,067	3,957
Net changes	1,015	256	110
Balance at end of period	5,338	4,323	4,067

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2021	2020	2019
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	227	252	256
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
in	2021	2020	2019
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
in	2021	2020	2019
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	77